Offsets	Mar. 24, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Unitrend Entertainment Group Ltd
Form or Filing Type	F-1
File Number	333-280248
Initial Filing Date	Jun. 17, 2024
Fee Offset Claimed	$ 232.45
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares
Unsold Securities Associated with Fee Offset Claimed	4,950,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 21,780,000.00
Termination / Withdrawal Statement	The Registrant’s Registration Statement on Form F-1 (Registration No. 333-280248) was initially filed on June 17, 2024 and was declared effective on November 25, 2025. There were no sales of the Registrant’s securities under such Registration Statement and the Registrant requested the Commission’s consent to the withdrawal of such Registration Statement on January 21, 2026.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Unitrend Entertainment Group Ltd
Form or Filing Type	F-1
File Number	333-280248
Filing Date	Mar. 31, 2025
Fee Paid with Fee Offset Source	$ 232.45